Investment Objectives and Goals - iShares Advantage Large Cap Income ETF	Jun. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES U.S. LARGE CAP PREMIUM INCOME ACTIVE ETF Ticker: BALI Stock Exchange: CBOE BZX
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The iShares U.S. Large Cap Premium Income Active ETF (the “Fund”) (formerly known as “iShares Advantage Large Cap Income ETF”) seeks consistent income with lower volatility than the broader U.S. equity market.